Document and Entity Information	6 Months Ended
Jun. 30, 2022
Entity Information [Line Items]
Document Type	6-K
Document Period End Date	Jun. 30, 2022
Entity Registrant Name	BIT Mining Limited
Entity Central Index Key	0001517496
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Amendment Flag	false